RELATED PARTY TRANSACTIONS (Details) - Service agreement with Carnot LLC - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Aug. 31, 2018	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Term of service agreement	2 years	2 years
Termination notice period		30 days
Material breach correction period		30 days
Expenses from transactions with related party			$ 0
Amount payable to related parties			$ 0	$ 0
Maximum [Member]
Related Party Transaction
Expenses from transactions with related party				$ 100,000